CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Common Stock	Additional Paid-in Capital	Capital Redemption Reserve.	Accumulated Other Comprehensive Loss	Accumulated Deficit	Total
Shareholders' Equity at Dec. 31, 2018	$ 23,651,277	$ 129,422,851		$ (352,426)	$ (148,352,991)	$ 4,368,711
Shareholders' Equity (in shares) at Dec. 31, 2018	1,580,693,413
Stock-based compensation	$ 0	1,047,387	$ 0	0	0	1,047,387
Issuance of ordinary shares, net of issuance costs	$ 8,335,739	3,098,398		0	0	11,434,137
Issuance of ordinary shares, net of issuance costs (in shares)	665,172,500
Comprehensive income (loss)	$ 0	0	0	3,566	(16,846,203)	(16,842,637)
Shareholders' Equity at Dec. 31, 2019	$ 31,987,016	133,568,636	0	(348,860)	(165,199,194)	7,598
Shareholders' Equity (in shares) at Dec. 31, 2019	2,245,865,913
Stock-based compensation		325,523				325,523
Issuance of ordinary shares, net of issuance costs	$ 20,051,809	2,253,158		0	0	22,304,967
Issuance of ordinary shares, net of issuance costs (in shares)	1,559,455,100
Issuance of share capital for entering into 2020 Purchase Agreement with Aspire Capital	$ 523,778	376,222		0	0	900,000
Issuance of share capital for entering into 2020 Purchase Agreement with Aspire Capital (in shares)	40,760,900
Exercise of warrants	$ 15,941	11,559		0	0	27,500
Exercise of warrants (in shares)	1,250,000
Issuance of share capital upon conversion of deferred shares	$ 0			0	0	0
Issuance of share capital upon conversion of deferred shares (in shares)	10
Subdivision of ordinary shares	$ (52,193,811)		52,193,811	0	0	0
Reclassification of warrants to shareholders' equity	0	3,199,553		0	0	3,199,553
Comprehensive income (loss)	0			(299,205)	(17,081,617)	(17,380,822)
Shareholders' Equity at Dec. 31, 2020	$ 384,733	139,734,651	52,193,811	(648,065)	(182,280,811)	9,384,319
Shareholders' Equity (in shares) at Dec. 31, 2020	3,847,331,923
Stock-based compensation	$ 0	314,650		0	0	314,650
Issuance of ordinary shares, net of issuance costs	$ 91,240	13,081,512		0	0	13,172,752
Issuance of ordinary shares, net of issuance costs (in shares)	912,400,000
Comprehensive income (loss)	$ 0			107,098	(17,424,237)	(17,317,139)
Shareholders' Equity at Dec. 31, 2021	$ 475,973	$ 153,130,813	$ 52,193,811	$ (540,967)	$ (199,705,048)	$ 5,554,582
Shareholders' Equity (in shares) at Dec. 31, 2021	4,759,731,923